VIA ELECTRONIC FILING

Securities and Exchange
Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	Mercury
Basic Value Fund, Inc.
Post-Effective Amendment No. 3
to the Registration Statement
on Form N-1A
(Securities Act File No. 333-38060,
Investment Company Act
File No. 811-09957)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended
	(the 1933 Act), Mercury
Basic Value Fund, Inc.
(the Fund)
	hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in
Post-Effective Amendment No. 3
to the Funds Registration
Statement on Form N-1A; and

(2) the text of Post-Effective Amendment
 No. 33 to the Funds Registration
Statement on Form N-1A was filed
electronically with the Securities
and Exchange Commission
on October 27, 2003.

Very truly yours,

Mercury Basic Value Fund, Inc.

/s/ Phillip S. Gillespie
Phillip S. Gillespie
Secretary of Fund